STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 11,671	$ 7,159
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	135	126
Deferred tax benefit	269	655
Changes in assets and liabilities, net and other
Increase in trade and other receivables	(1,429)	(1,488)
Increase in current assets and other	(13)
Increase in accounts payable	1,174	757
Increase in customer deposits	17,227	10,376
Increase in other assets		(10)
Increase in accrued liabilities and deferred revenue	6,165	8,787
Total adjustments	23,528	19,203
Net cash used in operating activities	35,199	26,362
CASH FLOWS FROM INVESTING ACTIVITIES:
Property and equipment additions and other		(73)
Net cash provided by (used in) investing activities		(73)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments of equipment loans	(84)	(62)
Repayment to parent		(6,463)
Dividend to Parent	(10,776)	(8,396)
Net cash provided by financing activities	(10,860)	(14,921)
Net increase (decrease) in cash and cash equivalents	24,339	11,368
Cash and cash equivalents at beginning of period	14,593	3,225
Cash and cash equivalents at end of period	38,932	14,593
DISCLOSURE OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH:
CASH, CASH EQUIVALENTS, AND RESTRICTED CASH	38,932	14,593
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid during the period for: Interest	6	$ 8
Non-cash financing activities:
Property and equipment financed by notes payable	$ 30